Fair value option - Assets and Liabilities (Detail) - Investment Management funds - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets of consolidated investment management funds:
Trading assets	$ 516	$ 979
Other assets, fair value	215	252
Total assets	731	1,231
Liabilities of consolidated investment management funds:
Trading liabilities	0	282
Other liabilities	2	33
Subtotal liabilities	$ 2	$ 315